Short-term trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Disclosure of trade and other payables [text block]
4.3 SHORT-TERM TRADE AND OTHER PAYABLES
Set out below is a breakdown of this heading at December 31, 2024 and 2023:

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,698	29	2	53	1,781
Work certified in advance	1,124	26	—	77	1,227
Advance payments	406	1	—	(14)	392
Other non-trade payables	419	6	(6)	83	502
TRADE AND OTHER PAYABLES	3,646	63	(4)	198	3,902

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade payables	1,663	13	(2)	24	1,698
Work certified in advance	962	(3)	—	165	1,124
Advance payments	402	5	—	(1)	406
Other non-trade payables	402	9	1	7	419
TRADE AND OTHER PAYABLES	3,429	23	(1)	195	3,646
a) Trade payables
Set out below is a breakdown of trade payables at December 31, 2024 and 2023:

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,158	24	2	20	1,203
Trade payables sent for reverse factoring	281	—	—	35	317
Withholdings made from suppliers	259	5	—	(2)	261
TRADE PAYABLES	1,698	29	2	53	1,781

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade payables	1,187	7	(2)	(35)	1,158
Trade payables sent for reverse factoring	234	—	—	48	281
Withholdings made from suppliers	242	5	—	11	259
TRADE PAYABLES	1,663	13	(2)	24	1,698
Trade payables increased by EUR 84 million compared to the balance recognized at December 31, 2023. Excluding the foreign exchange effect and scope changes, trade payables grew by EUR 53 million, primarily in the Energy Division (EUR 23 million) and particularly in the activity in United States.
The Group offers its suppliers the option of utilizing reverse factoring arrangements to receive early payment of their invoices through banks. Suppliers may choose to participate in this arrangement at their discretion.
Suppliers that participate in these reverse factoring arrangements will receive early payment on invoices from the banks, paying a fee to the finance provider. In the due dates and without any extension beyond the original dates agreed with the suppliers, the Group will pay to the banks in the same terms. Additionally, there are no special guarantees securing these payments.
All trade payables where suppliers can use these reverse factoring arrangements are included in trade and other payables in the consolidated statement of financial position and within trade payables in the table above, regardless of whether they have made use of the early payment. From the EUR 317 million (EUR 281 million in 2023) of the trade payables sent for reverse factoring, EUR 130 million of suppliers have received the payment on December 31, 2024.
As disclosed in the table above, trade payables pending payment to suppliers under reverse factoring arrangements increased by EUR 35 million, compared to the balance at December 31, 2023. This increase relates to the difference of payments made in the year and new invoices that are pending to be paid by December 2024.
There were no significant non-cash changes in the carrying amount of the trade payables such as the effect of business combinations or exchange differences, included in the Group´s supplier finance arrangement.
Group management considers that the carrying amount of trade payables approximates fair value.
b) Work certified in advance and advance payments from customers
This heading includes:
•Work certified in advance (see definition in Notes 4.4 and 1.3.3.4) increased by EUR 77 million against December 2023 (excluding the foreign exchange effect and scope changes), primarily in Construction (EUR 59 million), mainly in United States and in the Energy Division (EUR 24 million) in Spain.
•The balance of advance payments from customers (see definition in Note 4.4) decreased by EUR -14 million in relation to December 2023.
c) Other non-trade payables
“Other non-trade payables” break down as follows:

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Accrued wages and salaries	227	3	(1)	25	254
Taxes payable	162	2	(5)	17	176
Other payables	30	2	—	41	72
OTHER NON- TRADE PAYABLES	419	6	(6)	83	502

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Accrued wages and salaries	190	5	—	32	227
Taxes payable	171	4	—	(13)	162
Other payables	41	—	1	(12)	30
OTHER NON- TRADE PAYABLES	402	9	1	7	419